INCOME TAXES - Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current provision:
Federal	$ 0	$ 0
State	0	0
Total current provision	0	0
Deferred provision (benefit) for tax:
Federal - due to acquisition of intangibles	(5,748,105)	0
State	0	0
Total deferred provision (benefit) for tax	(5,748,105)	0
Total provision for tax	$ (5,748,105)	$ 0